Financial liabilities at fair value through profit or loss	6 Months Ended
Jun. 30, 2018
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Financial liabilities at fair value through profit or loss

8 Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss

	30 June	31 December
	2018	2017
Trading liabilities	42,711	73,596
Non-trading derivatives	3,041	2,331
Designated at fair value through profit or loss	65,122	11,215

	110,874	87,142

At January 1 2018, certain repurchase financial liabilities, amounting to EUR 37,161 million, are classified as financial liabilities ‘Designated at fair value through profit or loss, which were previously reported as ‘Trading liabilities’.

The related reverse repurchase portfolios, amounting to EUR 54,825 million, are classified as financial assets Mandatorily at fair value through profit or loss.

The increase in Financial liabilities at fair value through profit or loss, in the first six months of 2018, is mainly as a result of an increase in repurchase portfolios of EUR 17.3 billion reported under Designated at fair value through profit or loss and due to an increase in trading loans of EUR 6.1 billion included under Trading liabilities.